Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (422,947)	$ 1,761,111	$ 8,268,947	$ (11,729,741)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of equipment	11,616		2,704
Amortization of license	21,028		4,603
Amortization of debt discounts	104,035	1,302	3,822
Stock based compensation	80,000
Gain from derivative liability	(981,881)	(2,561,820)
Loss (gain) from debt settlements	7,000	(149,103)
Changes in operating assets and liabilities:
Accounts receivable	(9,439)
Inventory	(3,157)
Prepaid consulting fees	30,000		(30,000)
Accounts payable and accrued expenses	921,102	799,873	1,291,255	1,323,057
Accrued expenses – related parties		793
NET CASH (USED IN) OPERATING ACTIVITIES	(242,643)	(147,844)	(429,392)	(4,803)
INVESTING ACTIVITIES:
Acquisition of license	(27,247)		(79,256)
NET CASH USED IN INVESTING ACTIVITIES	(27,247)		(126,380)
FINANCING ACTIVITIES:
Proceeds from obligations collateralized by receivables				4,803
Payments towards obligations collateralized by receivables			(15,000)
Repayment of obligations collateralized by receivables		(15,000)
Proceeds from convertible debt financings	243,400	200,000	200,000
Proceeds from notes payable	30,000
Payments towards convertible debt			(17,886)
Proceeds from sales of common stock			363,919
Proceeds from related party loans			112,061
Payments towards related party loans			(70,500)
Payments towards notes payable	(5,000)		(6,250)
NET CASH PROVIDED BY FINANCING ACTIVITIES	268,400	185,000	566,344	4,803
Exchange Rate Effect on Cash	(2,029)
NET INCREASE (DECREASE) IN CASH	(3,519)	37,156	10,572
Cash at beginning of year	10,573
Cash at end of period	7,054	37,156	10,573
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Common Stock issued in satisfaction of accrued executive compensation	150,000
Common stock issued for accrued consulting fees	300,000
Common Stock issued for prepaid marketing fees	25,000
Common Stock issued for license	64,000
Common Stock and Warrants issued in connection with convertible note financings	244,456	3,132,588
Conversion of convertible notes and accrued interest through the issuance of common stock			5,257,524
Common stock issued in satisfaction of convertible notes and accrued interest		40,032
Gain on extinguishment of debt	7,000	(149,103)	(160,807)
Loss (gain) from derivative liability	(981,881)	(2,561,820)	(9,809,916)	10,401,881
Purchase of equipment			(47,124)
CASH, BEGINNING OF PERIOD	$ 10,572
CASH, END OF PERIOD			$ 10,572